Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Jul. 31, 2020
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 245,045	$ 221,165
ECL allowance	2,926	3,540	$ 3,200	$ 3,347
Net loans	449,167	416,388
Gross personal	41,231	42,222
Gross credit card	10,870	11,389
Gross business and government	154,947	145,152
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	168,632	146,141
Gross personal	20,040	23,302
Gross credit card	3,552	3,285
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	52,204	46,844
Gross personal	4,153	1,775
Gross credit card	1,388	1,388
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,235	18,533
Gross personal	11,117	11,159
Gross credit card	2,253	2,340
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,973	5,156
Gross personal	4,010	4,033
Gross credit card	3,224	3,751
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	832	1,054
Gross personal	1,102	1,100
Gross credit card	323	472
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	469	654
Gross personal	110	140
Gross business and government	1,088	1,359
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,700	2,783
Gross personal	699	713
Gross credit card	130	153
Gross business and government	258	267
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	61,735	50,998
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	88,842	87,790
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,024	4,738
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	299	363
Net loans	244,746	220,802
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	807	832
Net loans	40,424	41,390
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	517	667
Net loans	10,353	10,722
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,303	1,678
Net loans	153,644	143,474
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	234,370	206,350
ECL allowance	593		665	769
Net loans	423,761	382,059
Gross personal	34,898	35,691
Gross credit card	9,551	8,926
Gross business and government	145,535	131,827
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	168,629	146,139
Gross personal	20,040	23,302
Gross credit card	3,552	3,285
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	51,551	45,678
Gross personal	4,004	1,618
Gross credit card	1,388	1,388
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,827	12,491
Gross personal	8,661	8,662
Gross credit card	2,253	2,340
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	288	232
Gross personal	1,354	1,265
Gross credit card	2,237	1,778
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	264	331
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,075	1,810
Gross personal	575	513
Gross credit card	121	135
Gross business and government	229	218
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	61,144	50,691
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	84,102	80,471
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	60	447
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	55	51
Net loans	234,315	206,299
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	140	179
Net loans	34,758	35,512
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	154	125
Net loans	9,397	8,801
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	244	380
Net loans	145,291	131,447
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,025	14,006
ECL allowance	1,526		1,629	1,670
Net loans	24,312	32,894
Gross personal	6,170	6,350
Gross credit card	1,319	2,463
Gross business and government	8,324	11,966
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	149	157
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,408	6,042
Gross personal	2,456	2,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,685	4,924
Gross personal	2,656	2,768
Gross credit card	987	1,973
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	832	1,054
Gross personal	838	769
Gross credit card	323	472
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	444	818
Gross personal	71	159
Gross credit card	9	18
Gross business and government	29	49
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	591	307
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,740	7,319
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,964	4,291
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	86	161
Net loans	9,939	13,845
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3	2
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	653	1,166
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	558	540
Net loans	5,612	5,810
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	363	542
Net loans	956	1,921
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	519	648
Net loans	7,805	11,318
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,094	1,435
Gross business and government	1,088	1,359
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	650	809
Gross personal	163	181
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	469	654
Gross personal	110	140
Gross business and government	1,088	1,359
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	181	155
Gross personal	53	41
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	158	151
Net loans	492	658
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	109	113
Net loans	54	68
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	540	650
Net loans	548	$ 709
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 807		$ 906	$ 908